Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	May 15, 2013
Class A-2 Notes	$616,900,000.00	0.570%	January 15, 2015
Class A-3 Notes	$658,000,000.00	0.720%	December 15, 2016
Class A-4 Notes	$177,070,000.00	1.000%	September 15, 2017
Class B Notes	$59,990,000.00	1.670%	November 15, 2017
Class C Notes	$40,000,000.00	2.080%	February 15, 2018
Class D Notes	$40,000,000.00	2.930%	October 15, 2018
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,969,735.75

Principal:
Principal Collections	$31,251,269.25
Prepayments in Full	$19,552,356.61
Liquidation Proceeds	$948,908.72
Recoveries	$1,098.89
Sub Total	$51,753,633.47
Collections	$57,723,369.22

Purchase Amounts:
Purchase Amounts Related to Principal	$162,189.94
Purchase Amounts Related to Interest	$1,053.98
Sub Total	$163,243.92

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,886,613.14

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$57,886,613.14
Servicing Fee	$1,279,306.05	$1,279,306.05	$0.00	$0.00	$56,607,307.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$56,607,307.09
Interest - Class A-2 Notes	$232,953.68	$232,953.68	$0.00	$0.00	$56,374,353.41
Interest - Class A-3 Notes	$394,800.00	$394,800.00	$0.00	$0.00	$55,979,553.41
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$55,831,995.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,831,995.08
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$55,748,509.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,748,509.00
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$55,679,175.67
Third Priority Principal Payment	$2,094,028.51	$2,094,028.51	$0.00	$0.00	$53,585,147.16
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$53,487,480.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$53,487,480.49
Regular Principal Payment	$51,847,263.62	$51,847,263.62	$0.00	$0.00	$1,640,216.87
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,640,216.87
Residuel Released to Depositor	$0.00	$1,640,216.87	$0.00	$0.00	$0.00
Total		$57,886,613.14

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$2,094,028.51
Regular Principal Payment					$51,847,263.62
Total					$53,941,292.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$53,941,292.13	$87.44	$232,953.68	$0.38	$54,174,245.81	$87.82
Class A-3 Notes	$0.00	$0.00	$394,800.00	$0.60	$394,800.00	$0.60
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$53,941,292.13	$26.44	$1,025,798.09	$0.50	$54,967,090.22	$26.94

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$490,428,795.82	0.7949891	$436,487,503.69	0.7075499
Class A-3 Notes	$658,000,000.00	1.0000000	$658,000,000.00	1.0000000
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$1,465,488,795.82	0.7184262	$1,411,547,503.69	0.6919825

Pool Information
Weighted Average APR	4.692%	4.683%
Weighted Average Remaining Term	52.66	51.84
Number of Receivables Outstanding	71,896	69,994
Pool Balance	$1,535,167,261.75	$1,482,802,488.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,473,480,016.85	$1,423,394,767.31
Pool Factor	0.7384323	0.7132442

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$22,242,037.33
Yield Supplement Overcollateralization Amount	$59,407,721.40
Targeted Overcollateralization Amount	$71,254,985.02
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,254,985.02

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	November 2012
Payment Date	12/17/2012
Transaction Month	8

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		253	$450,048.52
(Recoveries)		16	$1,098.89
Net Losses for Current Collection Period			$448,949.63
Cumulative Net Losses Last Collection Period			$1,484,928.17
Cumulative Net Losses for all Collection Periods			$1,933,877.80

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.35%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.21%	794	$17,920,380.11
61-90 Days Delinquent	0.15%	97	$2,258,212.35
91-120 Days Delinquent	0.05%	27	$699,392.19
Over 120 Days Delinquent	0.04%	21	$571,346.85
Total Delinquent Receivables	1.45%	939	$21,449,331.50

Repossession Inventory:
Repossessed in the Current Collection Period		57	$1,306,858.78
Total Repossessed Inventory		85	$2,154,383.92

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2626%
Preceding Collection Period			0.3088%
Current Collection Period			0.3570%
Three Month Average			0.3095%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1308%
Preceding Collection Period			0.1697%
Current Collection Period			0.2072%
Three Month Average			0.1692%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer